FAIR VALUE MEASUREMENTS (Details)	Dec. 31, 2017
March 2013 [Member] | Measurement Input, Expected Dividend Rate [Member]
Dividend yield	0.00
Risk-free rate of return	0.00
Volatility	0.00
March 2013 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Dividend yield	1.39
Risk-free rate of return	1.39
Volatility	1.39
March 2013 [Member] | Measurement Input, Expected Term [Member]
Dividend yield	0.25
Risk-free rate of return	0.25
Volatility	0.25
March 2013 [Member] | Measurement Input, Price Volatility [Member]
Dividend yield	12.7
Risk-free rate of return	12.7
Volatility	12.7
July 2013 [Member] | Measurement Input, Expected Dividend Rate [Member]
Dividend yield	0.00
Risk-free rate of return	0.00
Volatility	0.00
July 2013 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Dividend yield	1.53
Risk-free rate of return	1.53
Volatility	1.53
July 2013 [Member] | Measurement Input, Expected Term [Member]
Dividend yield	0.5
Risk-free rate of return	0.5
Volatility	0.5
July 2013 [Member] | Measurement Input, Price Volatility [Member]
Dividend yield	42.4
Risk-free rate of return	42.4
Volatility	42.4
September 2013 [Member] | Measurement Input, Expected Dividend Rate [Member]
Dividend yield	0.00
Risk-free rate of return	0.00
Volatility	0.00
September 2013 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Dividend yield	1.53
Risk-free rate of return	1.53
Volatility	1.53
September 2013 [Member] | Measurement Input, Expected Term [Member]
Dividend yield	0.7
Risk-free rate of return	0.7
Volatility	0.7
September 2013 [Member] | Measurement Input, Price Volatility [Member]
Dividend yield	42.8
Risk-free rate of return	42.8
Volatility	42.8
Jan 2014 [Member] | Measurement Input, Expected Dividend Rate [Member]
Dividend yield	0.00
Risk-free rate of return	0.00
Volatility	0.00
Jan 2014 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Dividend yield	1.76
Risk-free rate of return	1.76
Volatility	1.76
Jan 2014 [Member] | Measurement Input, Expected Term [Member]
Dividend yield	1
Risk-free rate of return	1
Volatility	1
Jan 2014 [Member] | Measurement Input, Price Volatility [Member]
Dividend yield	41.8
Risk-free rate of return	41.8
Volatility	41.8